Shareholder Report, Average Annual Return (Details) 190918_SGI Small Cap Core Fund_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	25.51%	8.77%	11.39%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Total Return Index
Average Annual Return, Percent	20.31%	12.39%	14.98%
S&P 600 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 600 Total Return Index
Average Annual Return, Percent	24.08%	6.92%	10.54%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	20.10%	11.80%	14.84%